Capital Stock	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Capital Stock [Abstract]
Capital stock

9.      Capital stock

The Company is authorized to issue an unlimited number of common shares, without par value, an unlimited number of Class A Non-Voting Special Shares, Class B Non-Voting Special Shares, Class C Non-Voting Special Shares, Class D Non-Voting Special Shares, Class E Non-Voting Special Shares and Class F Non-Voting Special Shares and an unlimited number of preferred shares issuable in series.

Following the consummation of the Business Combination, there were approximately (i) 28,770,930 Common Shares outstanding; (ii) 2,031,250 Class A Non-Voting Special Shares outstanding, (iii) 999,963 Class B Non-Voting Special Shares outstanding, (iv) 999,963 Class C Non-Voting Special Shares outstanding, (v) 999,963 Class D Non-Voting Special Shares outstanding, (vi) 999,963 Class E Non-Voting Special Shares outstanding, (vii) 999,963 Class F Non-Voting Special Shares outstanding, and (viii) no preferred shares outstanding.

Common shares

	Number of Shares	Amount $
Balance, as at September 30, 2023	167,610	9,894,326
Issuance of common shares upon exercise of the call option	66,550	57,724
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares	239,766,119	444,410,959
Common shares converted per business combination	(240,000,279)	(454,361,009)
Issuance of new common shares per business combination	20,000,000	454,361,009
Issuance to Prospector shareholders (note 3)	8,770,930	55,257,187
Issuance of common shares	682,685	2,994,488
Balance, as at June 30, 2024	29,453,615	512,614,684

Issuance of common shares

During the three months ended June 30, 2024, 682,685 Common Shares were issued following the exercise of warrants (Note 6), the exercise of RSU (Note 10), in connection with the BCA (Note 10) and in connection with the Standby Equity Purchase Agreement.

Standby Equity Purchase Agreement

On April 8, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”) for a period of 3 years, or on the date on which the Investor shall have made payment pursuant to the Commitment Amount. Pursuant to the SEPA, assuming satisfaction of certain conditions and subject to the limitations set forth in the SEPA, the Company will have the right from time to time, but not the obligation, to issue and sell to Yorkville up to $50.0M (the “Commitment Amount”) of its common shares. The Company may also require Yorkville to purchase Common share under the SEPA up to 500,000 Shares of Common Stock. The Company also agreed to pay Yorkville a commitment fee equal to 0.75% of the Commitment Amount.

During the three months ended June 30, 2024,163,363 common shares were issued to cover the commitment fee. An additional 3,333 common shares were issued during the three months period ended June 30, 2024, under this agreement.

Exercise of call option

As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision. Per the original Share Purchase Agreement (“SPA”) conditions, the purchase of the Vayavision of Common shares was paid in exchange of Common Shares of the Company, based on a determined ratio and already detailed in the SPA.

This transaction resulted in an increase in the Company’s interest in Vayavision from 60.0% to 100.0% and was accounted for as an equity transaction. The purchase price of $57,724 was equity-settled. As a result, the carrying value of (i) non-controlling interests of $9,508,328 and (ii) the related other component of equity of $2,431,688 were reversed leading to a reduction of deficit of $7,134,364.

Special Shares

Upon close of the acquisition of Prospector, the Company issued through the Transactions, 2,031,250 Class A Non-Voting Special Shares having a value of $10,115,625 to Prospector Sponsor in connection with the BCA and plan of arrangement (Note 3).

The Class A Non-Voting Special Shares will vest and convert into common shares, in equal thirds upon the volume weighted average price of the common shares exceeding US$12.00, US$14.00 and US$16.00, respectively, for any 20 trading days within any consecutive 30 trading day period commencing at least 150 days following the closing.

On December 21, 2023, LeddarTech shareholders were issued 4,999,815 Earnout Non-Voting Special Shares of an aggregate fair value of $22,960,000 consisting of the following:

•        999,963 Class B Non-Voting Special Shares all of which shall automatically convert to an equal number of Common Shares if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $12.00; or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $12.00 per Common Share;

•        999,963 Class C Non-Voting Special Shares all of which shall automatically convert to an equal number of Common Shares if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $14.00 or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $14.00 per Common Share;

•        999,963 Class D Non-Voting Special Shares all of which shall automatically convert to an equal number of Common Shares if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $16.00 or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $16.00 per Common Share;

•        999,963 Class E Non-Voting Special Shares all of which shall automatically convert to an equal number of Common Shares if (y) the Company enters into its first customer contract with an OEM (or with a Tier-1 who has a contract with an OEM and meets the same conditions) that represents a design win for the Company for an OEM series production vehicle that will create at least 150,000 units a year in volume for its fusion and perception products or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $10.00 per Common Share; and

•        999,963 Class F Non-Voting Special Shares all of which shall automatically convert to an equal number of Common Shares if (y) the Company (i) sends out its first undisputed invoice for payment for product delivery for OEM installation against a contract with an OEM (or with a Tier-1 who has a contract with an OEM) needing in excess of 150,000 units a year in volume for its fusion and perception products and (ii) appropriately books that invoice as revenue in accordance with IFRS requirements or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $10.00 per Common Share.

The Earnout Non-Voting Special Shares are valued at per share amounts ranging from $3.78 (US$2.84) to $5.22 (US$3.93) based on option pricing models that considers the vesting terms of the instruments issued and the following weighted average assumptions:

Fair value of the underlying share	US$ 4.74
Exercise price	—
Risk-free interest rate	3.23%
Expected volatility	60%
Expected life	7.00 years
Dividend yield	0%

As at June 30, 2024, the following shares were issued and outstanding:

	Number of Shares	Amount $
Common shares	29,453,615	512,614,684
Class A Non-Voting Special Shares	2,031,250	10,115,625
Class B Non-Voting Special Shares	999,963	5,220,000
Class C Non-Voting Special Shares	999,963	4,970,000
Class D Non-Voting Special Shares	999,963	4,740,000
Class E Non-Voting Special Shares	999,963	4,250,000
Class F Non-Voting Special Shares	999,963	3,780,000
	36,484,680	545,690,309

16.    Capital stock

Authorized, unlimited number of shares, without par value, of the following classes:

Common shares, voting and participating.

Class A, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events, entitled to receive dividends when declared by the Company, retractable with priority over common shares upon a Liquidation event[1].

Class B, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events, entitled to receive dividends when declared by the Company, retractable with priority over common shares, Class A and Class M shares upon a Liquidation event[1].

Class C, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events, entitled to receive dividends when declared by the Company, retractable with priority over all other classes of shares, except Class D preferred shares, upon a Liquidation event[1].

The holders of common shares are entitled to dividends, pari passu, with the holders of Class A, B and C shares.

All Class A, B and C shares shall automatically be converted into common shares of the Company immediately prior to the closing of a Qualified IPO[2].

Class D-1 and Class D-2, preferred shares, voting, convertible at the holder’s option into a fixed or variable number of common shares depending on certain events or automatically converts to common shares upon either approval by at least 50.1% of the Class D shareholders’ voting rights or consummation of a Qualified IPO[2] into a fixed or variable number of common shares depending on certain events, entitled to a fixed cumulative preferential dividend of 5% for the first 18 months, and 12% thereafter, if and when declared by the Company, retractable with priority over all other classes of shares upon a Liquidation event[1]. In the event of a conversion event (defined as an IPO, a SPAC transaction or a Liquidation event[1] (“Conversion event”)), Class D-1 shares will be converted into common shares at a fix or variable ratio based on the timing and nature of such Conversion event.

Class M Series, non-voting and non-participating, retractable upon a Liquidation event[1] in an amount equal to $5.50 per Class M Series 2014 share, $45.20 for Class M Series 2017 and $102.50 for Class M Series 2020

1        “Liquidation event” shall mean (i) a merger, amalgamation, reorganization, recapitalization, consolidation or other transaction, other than a Qualified IPO, involving the Company and any other Person in which the Persons who were shareholders immediately prior to such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction own less than fifty percent (50%) of the shares on an As-Converted Basis of the surviving or continuing entity after such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction; (ii) the sale, exchange or transfer by the shareholders, in a single transaction or series of related transactions, of shares representing not less than fifty percent (50%) of the shares on an As-Converted Basis; (iii) the sale, lease, license, abandonment, transfer or other disposition of all or substantially all the assets of the Company, in a single transaction or related transactions, or the exclusive license of all or substantially all of the Company’s material intellectual property and technology that is approved by the Board and by holders of at least sixty percent (60%) of the outstanding common shares calculated on an As-Converted Basis; or (iv) a dissolution or a voluntary or involuntary winding up or liquidation of the Company or any other distribution, in whole or in part, of the property or assets of the Company to its Shareholders that is approved by the Board and by holders of at least fifty percent (50%) of the outstanding common shares calculated on an As-Converted Basis. Notwithstanding anything to the contrary herein, the following situation would also be considered as a Liquidation Event for the purpose hereof, a transaction or series of related transactions that results in an existing shareholder increasing its ownership of shares to more than fifty percent (50%) of the common shares on an As-Converted Basis.

2        “Qualified IPO” shall mean the closing of a public offering pursuant to a registration statement that is declared effective under the United States Securities Act of 1933, as amended, or a prospectus filed under the securities legislation of Québec or Ontario in respect of which a final receipt is obtained, in either case covering the offering and sale of common shares for the account of the Company at a price that represents an aggregate pre-money equity value of the Company of at least US$900 million, and that results in aggregate gross proceeds (before deducting underwriting discounts, commissions and the expenses of the offering) from the offering of at least US$50 million and the listing of the Company’s common shares on the Toronto Stock Exchange and/or the NASDAQ Global Market, or the New York Stock Exchange.

(the “Class M Redemption value”), automatically convertible prior to the closing of an IPO or prior to the closing of a Special Purpose Acquisition Company (“SPAC”) transaction into common shares by dividing the applicable Class M Redemption value by the applicable exit price in connection with such IPO or SPAC transaction.

Issued and paid

	As at September 30,
	2023		2022
	Number	$	Number	$
Common shares	167,610	9,894,326	167,610	9,894,326
Class A preferred shares	1,230,291	79,056,406	1,230,291	79,056,406
Class B preferred shares	1,296,922	82,626,031	1,296,922	82,626,031
Class C preferred shares	2,069,741	116,877,914	2,069,741	116,877,914
Class D-1 preferred shares	1,349,111	100,830,621	744,107	82,274,185
Class D-2 preferred shares	635,327	62,960,906	635,327	62,960,906
	6,749,002	452,246,204	6,143,998	433,689,768

On November 1, 2021, the Company entered into a Share Subscription Agreement (the “Agreement”). Under the terms of the Agreement, the investors purchased 635,005 Class D-1 preferred shares (“Initial Share Subscription”) at a purchase price of $118.97 per share ($96.72 US), for an aggregate purchase price of $75,548,925. Share issuance costs incurred amounted to $6,093,492 of which $571,116 was reclassified from other long-term assets. Furthermore, of the aggregate purchase price, $3,703,920 relates to an equity-settled acquisition of development costs (note 11).

On January 19, 2022, the Company issued 109,102 Class D-1 preferred shares to investors at a purchase price of $122.74 per share ($96.72 US), for an aggregate purchase price of $13,390,997, Share issuance costs incurred amounted to $572,245.

In June 2023, the Company issued 595,650 Class D-1 preferred shares to investors at a purchase price of $30.69 per share (US$22.92) for an aggregate purchase price of $18,277,628 (US$13,652,530) , including the exercise price of $7,869 (US$5,957) paid by the PIPE investors, as a result of warrants issued through the PIPE described in note 14a.

In July 2023, the Company issued 9,354 Class D-1 preferred shares to investors at a purchase price of $29.81 per share ($22.60 US) for an aggregate purchase price of $278,808 (US$211,379), including the exercise price of $123 (US$94) paid by the PIPE investors, as a result of warrants issued through the PIPE described in note 14a.

The following table summarizes common share activity during the year:

	Number	$
Common shares as at September 30, 2021	124,793	7,664,466
Shares issued related to Vayavision acquisition	42,594	2,215,739
Shares issued related to option exercises (note 19)	223	14,121
Common shares as at September 30, 2022	167,610	9,894,326
Common shares as at September 30, 2023	167,610	9,894,326